September 30, 2021

3

Volumetric Fund, Inc.

  A Conservative Equity Growth Fund

Third Quarter

Report 2021

To Our Shareholders:

Volumetric Fund’s net asset value (NAV) per share has advanced 9.01% in 2021, as of September 30th. This includes a decline of 1.13% during the third quarter. Overall, as of September 30, 2021, our NAV closed at $25.42, down from the June 30, 2021, NAV of $25.71. At the end of the third quarter, the cash and money market positions were 12.6%, equities were 87.5% and net receivables/payables were -0.1%.

The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $442,240, as of September 30, 2021 (see Volumetric Index Table on page 2). This is equivalent to a 9.27% compounded annual growth rate since the Fund’s first full year of operation in 1979.

PORTFOLIO REVIEW (unaudited)

At the end of the third quarter, we had 58 securities in our portfolio. The average security was up 73.4%, with 50 gainers and 8 losers. As of September 30, our best percentage gainer was Microsoft Corp., which engages in the development and support of software, services, devices, and solutions, and has more than tripled, with a 390.8% unrealized gain. Our worst percentage performer was Activision Blizzard Inc., which engages in the development and publication of interactive entertainment, with a 20.3% unrealized loss.

During the third quarter we purchased 6 stocks and sold 8 stocks, as indicated below. Also, the position in Applied Materials Inc was trimmed during the quarter.

Purchases: Arthur J Gallagher & Co., Cognizant Technology Solutions Corp. - Class A, CVS Health Corp., First Solar Inc., PNC Financial Group, and Westlake Chemical Corp.

Sales: FMC Corp., HP Inc., Leidos Holdings Inc., Fidelity National Information Services Inc., Kinder Morgan Inc., Stanley Black & Decker, Cardinal Health Inc., and Owens Corning.

Our most profitable sale of a stock, on a percentage basis, was HP Inc. with a 282.7% gain. Conversely, our worst performing sale of a stock, on a percentage basis was Fidelity National Information Services Inc. with a 3.3% loss.

TOP STOCK GAINERS (unaudited)

As of September 30, 2021, our ten greatest unrealized stock percentage gainers are listed below. See “Statement of Net Assets” on pages 2 to 3 for details.

VOLUMETRIC INDEX TABLE (unaudited)

The following table shows the change in value at period end of a $10,000 investment in Volumetric Fund since its inception, January 1, 1979, as measured by the Volumetric Index.

Period Ending 12/31	Volumetric Index* $	Period Ending 12/31	Volumetric Index* $
9/30/2021	442,240	1999	141,866
2020	405,706	1998	134,918
2019	368,644	1997	121,987
2018	306,865	1996	103,189
2017	341,967	1995	89,336
2016	291,028	1994	76,104
2015	261,446	1993	77,839
2014	274,379	1992	76,311
2013	256,464	1991	68,902
2012	202,839	1990	50,963
2011	191,527	1989	53,743
2010	190,622	1988	46,349
2009	164,687	1987	38,637
2008	135,349	1986	39,225
2007	193,239	1985	36,524
2006	187,400	1984	27,696
2005	176,228	1983	25,963
2004	172,799	1982	21,876
2003	152,246	1981	18,712
2002	116,682	1980	15,991
2001	133,167	1979	11,630
2000	139,355	1978	10,000

*The Volumetric Index indicates a $10,000 investment at inception. The Fund’s total return after expenses were deducted and dividend distributions were reinvested. The table does not reflect the deduction of taxes that a shareholder would pay on distributions.

PROXY VOTING INFORMATION

Information is available to shareholders who are interested in the Fund’s proxy voting record regarding its securities. This information is available without charge upon request. It may be obtained either by calling the Fund’s toll-free number, 800-541-3863, or by visiting the SEC’s website at www.sec.gov.

ONLINE ACCOUNT ACCESS

View transactions and account value, update account information, make additional investments electronically, sign up for electronic statement and more! To create a user login and password go to www.volumetric.com  and select the “Sign In” button.

OTHER NEWS

“No Fee” Roth and Traditional IRAs are available at Volumetric Fund. You may be eligible to contribute $6,000 to your IRA or $7,000, if you are age 50 or over. Please check with your tax preparer before contributing. Also, you may be interested in transferring your 401(K) or other retirement accounts into Volumetric Fund.  As always, this may be a good time to review your beneficiary designations.

Volumetric Fund will declare its annual dividend and capital gain distribution in December. The date of record is scheduled for December 29, 2021, with the ex-dividend/reinvestment date of December 30, 2021, and the payment date of December 31, 2021.

Your third quarter account statement was mailed to you earlier this month unless you signed up for electronic delivery.  if you have any questions, please do not hesitate to contact us,

Thank you for your trust and confidence.

October 8, 2021

Sincerely,

Irene J Zawitkowski    Jeffrey Gibs

Chair & CEO   President

Volumetric Fund, Inc.

87 Violet Drive

Pearl River, New York 10965

845-623-7637

800-541-FUND

Ticker: VOLMX

www.volumetric.com

info@volumetric.com

Investment Adviser

Volumetric Advisers, Inc.

Pearl River, New York 10965

Custodian

US Bank, N.A.

Milwaukee, Wisconsin 53212

Independent Registered Public

Accounting Firm

BBD, LLP

Philadelphia, Pennsylvania 19103

Transfer Agent and Fund Accountant

Ultimus Fund Solutions, LLC

Cincinnati, Ohio 45246

Distributor

Ultimus Fund Distributors, LLC

Cincinnati, Ohio 45246

Board of Directors

Jeffrey M. Gibs

Josef Haupl

Alexandre M. Olbrecht, Dr.

Cornelius O’Sullivan

Stephen J. Samitt

Allan A. Samuels

Raymond W. Sheridan

Irene J. Zawitkowski, Chair

Officers

Gabriel J. Gibs

   Chair Emeritus

Irene J. Zawitkowski

   Chair, CEO, Portfolio Manager

Jeffrey M. Gibs

   President, Portfolio Manager, CCO

The following is the valuation policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 applicable to investment companies.

a)Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation. If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc., as directed by the Board of Directors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•Level 1 – quoted prices in active markets for identical securities

•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of September 30, 2021, all the securities held by the Fund were valued using Level 1 inputs. See the Fund’s Statement of Net Assets for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of September 30, 2021:

Investments at Fair Value           Level 1            Level 2          Level 3             Total

Common Stocks(1)              $ 35,313,664             $ 0                  $ 0           $ 35,313,664

Short Term Investments      $    5,090,462            $ 0                  $ 0           $   5,090,462

                                        -----------------------------------------------------------------------------------

Total                                      $ 40,404,126            $ 0                  $ 0            $ 40,404,126

(1)Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

During the period ended September 30, 2021, the fund did not hold any Level 2 or Level 3 securities, nor were there any transfers into or out of Level 2 or Level 3.